EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 6 – EQUITY

The Company is authorized to issue 100,000,000 shares of common stock without par value. As of June 30, 2026 and December 31, 2025, it had 45,518,000 shares issued and outstanding.

On July 13, 2022, the Company declared a reverse stock split to convert its outstanding common stock from 100,000,000 shares to 40,000,000 shares.

On August 22, 2022, the Company issued 5 million shares to 66 individuals for RMB 3,400,700 or approximately $500,000. The relevant subscription proceeds had been collected in May and June 2022.

On October 26, 2023, the Company sold 500,000 shares to Mr. Gang Wang for $100,000. Additionally, on December 25, 2023, the Company sold 18,000 shares to Mr. Lihong Zou for $7,200. The total of 518,000 shares from these transactions was issued in 2024.